Premises and Equipment	12 Months Ended
Dec. 31, 2015
Premises and Equipment
Premises and Equipment
(5)	Premises and Equipment

A summary of premises and equipment at December 31, 2015 and 2014 is as follows:

(in thousands)	2015	2014
Land and land improvements	$10,165	$10,152
Buildings and improvements	35,588	35,504
Furniture and equipment	12,906	12,016
Construction in progress	94	523
Total	58,753	58,195
Less accumulated depreciation	22,364	20,697
Premises and equipment, net	$36,389	$37,498

Depreciation expense for the years ended December 31, 2015, 2014, and 2013 was as follows:

(in thousands)	2015	2014	2013

Depreciation expense	$1,810	$1,758	$1,605